THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 82.7%	Shares	Value
Communications - 11.0%
Alphabet, Inc. - Class C	13,636	$ 2,418,890
Booking Holdings, Inc.	225	1,302,579
Meta Platforms, Inc. - Class A	3,840	2,834,266
		6,555,735
Consumer Discretionary - 7.6%
Amazon.com, Inc. (a)	11,000	2,413,290
Home Depot, Inc. (The)	1,350	494,964
Lowe's Companies, Inc.	2,300	510,301
TJX Companies, Inc. (The)	8,700	1,074,363
		4,492,918
Consumer Staples - 3.6%
PepsiCo, Inc.	2,690	355,187
Procter & Gamble Company (The)	4,850	772,702
Unilever plc - ADR	16,000	978,720
		2,106,609
Energy - 4.8%
Chevron Corporation	7,700	1,102,563
Exxon Mobil Corporation	7,170	772,926
Schlumberger Ltd.	11,545	390,221
TotalEnergies SE - ADR	9,500	583,205
		2,848,915
Financials - 11.9%
Ameriprise Financial, Inc.	2,550	1,361,011
Chubb Ltd.	1,800	521,496
Goldman Sachs Group, Inc. (The)	1,650	1,167,788
JPMorgan Chase & Company	7,200	2,087,352
Morgan Stanley	7,300	1,028,278
PNC Financial Services Group, Inc. (The)	4,800	894,816
		7,060,741
Health Care - 5.0%
Amgen, Inc.	1,300	362,973
Elevance Health, Inc.	1,650	641,784
Merck & Company, Inc.	4,000	316,640
Pfizer, Inc.	27,510	666,842
Thermo Fisher Scientific, Inc.	1,600	648,736
UnitedHealth Group, Inc.	1,107	345,351
		2,982,326
Industrials - 7.5%
Eaton Corporation plc	2,900	1,035,271
Lockheed Martin Corporation	1,753	811,885
Norfolk Southern Corporation	3,200	819,104
RTX Corporation	6,295	919,196

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.7% (Continued)	Shares	Value
Industrials - 7.5% (Continued)
Trane Technologies plc	1,430	$ 625,496
United Parcel Service, Inc. - Class B	2,600	262,444
		4,473,396
Real Estate - 1.6%
American Tower Corporation	4,192	926,516

Technology - 27.7%
Apple, Inc.	12,108	2,484,198
Applied Materials, Inc.	5,650	1,034,345
Broadcom, Inc.	7,000	1,929,550
Cisco Systems, Inc.	17,750	1,231,495
Microsoft Corporation	6,800	3,382,388
NVIDIA Corporation	20,800	3,286,192
Oracle Corporation	9,000	1,967,670
Visa, Inc. - Class A	3,175	1,127,284
		16,443,122
Utilities - 2.0%
Duke Energy Corporation	10,000	1,180,000

Total Common Stocks (Cost $15,348,892)		$ 49,070,278

EXCHANGE-TRADED FUNDS - 12.6%	Shares	Value
Health Care Select Sector SPDR Fund (The)	12,730	$ 1,715,877
Invesco KBW Bank ETF	12,165	871,257
iShares Expanded Tech-Software Sector ETF (a)	13,283	1,454,489
iShares Semiconductor ETF	4,800	1,145,760
Vanguard Information Technology ETF	3,500	2,321,480
Total Exchange-Traded Funds (Cost $3,855,801)		$ 7,508,863

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.2%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.20% (b) (Cost $4,888,440)	4,888,440	$ 4,888,440

Total Investments at Value - 103.5% (Cost $24,093,133)		$ 61,467,581

Liabilities in Excess of Other Assets - (3.5%)		(2,101,487)

Net Assets - 100.0%		$ 59,366,094

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.